Investment in Affiliates (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement
Net income	$ 8,851	$ 0
Ocean Rig UDW Inc.
Balance Sheet
Current assets	1,399,663
Non-current assets	7,341,461
Current liabilities	448,142
Non-current liabilities	4,852,448
Income Statement
Service revenue, net	835,299
Net income	$ 114,275